Unaudited Condensed Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Redeemable Class A Common Stock
Diluted weighted average common stock outstanding	1,328,809	14,645,135	1,526,615	14,645,135
Diluted net (loss) income per share, common stock	$ (0.06)	$ 0.01	$ (0.14)	$ 0.00
Non-redeemable Class A and Class B Common Stock
Diluted weighted average common stock outstanding	4,271,712	3,457,807	4,271,712	3,457,807
Diluted net (loss) income per share, common stock	$ (0.06)	$ 0.01	$ (0.14)	$ 0.00